Goodwill (Details) - USD ($) $ in Millions	12 Months Ended		18 Months Ended
	Oct. 31, 2019	Apr. 30, 2017	Oct. 31, 2018
Goodwill, Adjustments [Abstract]
Goodwill, cost and net book amount, Beginning period	$ 6,805.0		$ 2,828.6
Acquisitions	26.8		4,863.9
Effects of movements in exchange rates	(160.5)		0.0
Reclassification to assets held for sale	0.0		(887.5)
Goodwill, cost and net book amount, Ending period	6,671.3	$ 2,828.6	6,805.0
Decrease in carrying value of goodwill		$ 69.4	154.9
Prior-period impact of decrease in carrying value of goodwill	224.3
Foreign Operations [Member]
Goodwill, Adjustments [Abstract]
Acquisitions	6,497.5
Interset Software Inc. [Member]
Goodwill, Adjustments [Abstract]
Acquisitions	26.8
HPE Software Business [Member]
Goodwill, Adjustments [Abstract]
Acquisitions			4,858.3
COBOL-IT [Member]
Goodwill, Adjustments [Abstract]
Acquisitions			5.6
Micro Focus Product Portfolio [Member]
Goodwill, Adjustments [Abstract]
Goodwill, cost and net book amount, Beginning period	6,805.0
Goodwill, cost and net book amount, Ending period	$ 6,671.3		$ 6,805.0